Long-term Debt - Corporate Debt (Details)					12 Months Ended
	Aug. 18, 2016 USD ($)	Jul. 15, 2016 USD ($)	Jun. 30, 2015	May 15, 2015	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jun. 29, 2015 USD ($) $ / shares	Mar. 31, 2014 USD ($)	Feb. 11, 2014 USD ($) $ / shares
Intercompany Credit Agreement due 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					3.325%
3.25% Convertible Notes due 2020 [Member]
Debt Instrument [Line Items]
Convertible Debt							$ 287,500,000
Debt Instrument, Interest Rate, Stated Percentage					3.25%
Debt Instrument, Convertible, Conversion Price | $ / shares							$ 27.50
Debt Instrument, Convertible, Conversion Ratio			36.3636
Debt Instrument, Face Amount							$ 1,000
3.5% Convertible Notes due 2019 [Member]
Debt Instrument [Line Items]
Convertible Debt								$ 345,000,000
Debt Instrument, Interest Rate, Stated Percentage					3.50%
Debt Instrument, Convertible, Conversion Ratio				42.9644
Convertible Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Price | $ / shares									$ 46.55
Debt Instrument, Face Amount									$ 1,000
Intercompany Credit Agreement due 2019 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					3.58%
NRG Yield Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate					2.50%
Line of Credit Facility, Maximum Borrowing Capacity					$ 495,000,000
Proceeds from Issuance of Debt					60,000,000
Line of Credit Facility, Fair Value of Amount Outstanding					0
Repayments of Debt					$ 366,000,000
CVSR Financing Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		4.68%
Proceeds from Issuance of Debt		$ 200,000,000
Proceeds from Debt, Net of Issuance Costs		$ 97,500,000
5.00% Senior Notes due in 2026 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					5.00%
Proceeds from Issuance of Unsecured Debt	$ 350,000,000
Letter of Credit [Member] | NRG Yield Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount					$ 60,000,000
Letter of Credit [Member] | CVSR Financing Agreement [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount					$ 0
November 2015 Drop Down Assets [Member] | NRG Yield Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Debt						$ 254,000,000